INVESTMENTS (Tables)	6 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
The summarized financial information of Brookfield Asset Management ULC as at and for the period ended December 31, 2022 is as follows:

AS AT DECEMBER 31, 2022 (MILLIONS)
Cash	$3,545
Investments	6,877
Assets	14,087
Liabilities	2,670
Preferred shares redeemable non-controlling interest	1,811
Equity	9,606

FOR THE PERIOD ENDED DECEMBER 31, 2022 (MILLIONS)
Revenues	$174
Expenses	(61)
Net income	84
Net (income) attributable to redeemable non-controlling interest in consolidated funds	(6)
Net (income) attributable to preferred share redeemable non-controlling interest	(35)
Net income attributable to common stockholders	43
The assets and liabilities recognized in the Manager’s Consolidated Balance Sheet as of December 31, 2022 related to its maximum exposure to loss of the Company as an unconsolidated VIE, is as follows:

AS AT DECEMBER 31, 2022 (MILLIONS)
Investments	$2,378
Due from affiliates	4
VIE related assets	2,382
Accounts payable	781
Due to affiliates	3
Maximum exposure to loss	$3,166